Dividends on ordinary shares and other equity instruments	12 Months Ended
Dec. 31, 2022
Dividends on ordinary shares
Dividends on ordinary shares and other equity instruments	Dividends on ordinary shares and preference shares
The 2022 financial statements include £200m (2021: £794m) of dividends paid on ordinary shares. This comprises one interim dividend declared in relation to the prior year of £200m (2021: £174m) and no interim dividends in relation to 2022 (2021: two interim dividends totalling £620m).
This results in a total dividend for the year of £0.09 (2021: £0.34) per ordinary share.
Dividends paid on preference shares amounted to £31m (2021: £27m).  Dividends paid on the Euro preference shares amounted to £53.42 per share (2021: £14.37). Dividends paid on the US Dollar preference shares amounted to £511.27 per share (2021: £459.69).
The Directors have approved an interim dividend in respect of 2022 of £700m. The financial statements for the year ended 31 December 2022 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2023.